SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Basis of Preparation (Details) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 USD ($) a	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) a	Jun. 30, 2018 USD ($)
Basis of Preparation [Abstract]
Net loss for the year		$ (4,077,364)	$ (7,127,497)
Net cash flows used in operating activities		(7,534,906)	(7,298,302)
Net cash flows used in investing activities		(2,678,405)	(1,314,223)
Cash and cash equivalents		8,951,553	7,129,355	$ 4,432,150	$ 7,238,489
Expected proceeds from issuance of shares		$ 14,557,710	$ 8,831,759
Forecast [Member] | Minimum [Member]
Basis of Preparation [Abstract]
Expected proceeds from issuance of shares	$ 10
Piedmont Lithium Project [Member]
Basis of Preparation [Abstract]
Surface area of property (in acres) | a		2,129		2,207
Piedmont Lithium Project [Member] | Land Purchase Option [Member]
Basis of Preparation [Abstract]
Surface area of property (in acres) | a		1,551